Document and Entity Information	9 Months Ended
Sep. 30, 2023
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	IHS Holding Ltd
Entity Central Index Key	0001876183
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3
Amendment Flag	false